Financial risk management - Hedging activities (Details) £ in Thousands, $ in Thousands	Jun. 30, 2020 USD ($)	Jun. 30, 2020 $ / £	Jun. 30, 2020 € / £	Jun. 30, 2020 GBP (£)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 $ / £	Jun. 30, 2019 € / £	Jun. 30, 2019 GBP (£)	Jun. 30, 2018 $ / £	Jun. 30, 2018 € / £	Jun. 30, 2018 GBP (£)
Financial risk management activities
Net debt | £				£ 474,076				£ 203,595			£ 253,746
Closing exchange rate		1.2374	1.0998			1.2718	1.1170		1.3194	1.1309
US dollar
Financial risk management activities
Net debt	$ 646,975				$ 341,162
Hedged future USD revenues	(177,524)				(211,153)
Unhedged USD borrowings	469,451				130,009
Borrowings | US dollar
Financial risk management activities
Net debt	650,000				650,000
Cash and cash equivalents
Financial risk management activities
Net debt | £				£ (51,539)				£ (307,637)			£ (242,022)
Cash and cash equivalents | US dollar
Financial risk management activities
Net debt	$ (3,025)				$ (308,838)